Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Nonaccrual with NO ACL	$ 6,955,046
90 Days Or More And Accruing	485,174	$ 573,084
Nonaccrual with an ALL		730,989
Non-accrual with no ALL		7,159,031
Non-accrual Loans		7,890,020
Commercial Real Estates [Member]
Nonaccrual with NO ACL	2,818,283
90 Days Or More And Accruing	38,779	324,927
Nonaccrual with an ALL		0
Non-accrual with no ALL		3,180,478
Non-accrual Loans		3,180,478
Residential real estate - 1st lien [Member]
Nonaccrual with NO ACL	415,074
90 Days Or More And Accruing	446,395	248,157
Nonaccrual with an ALL		278,026
Non-accrual with no ALL		858,304
Non-accrual Loans		1,136,330
Commercial & industrial [Member]
Nonaccrual with NO ACL	3,632,659
90 Days Or More And Accruing	0	0
Nonaccrual with an ALL		452,963
Non-accrual with no ALL		2,989,161
Non-accrual Loans		3,442,124
Residential real estate - Jr lien [Member]
Nonaccrual with NO ACL	89,030
90 Days Or More And Accruing	$ 0	0
Nonaccrual with an ALL		0
Non-accrual with no ALL		131,088
Non-accrual Loans		$ 131,088